Employee 401(k) Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee 401(k) Plan
Contributions expense	$ 182,446	$ 198,534
Description	The plan provides for a 3.5% match on up to 6% of deferred salary